Touchstone Ultra Short Duration Fixed Income Fund Performance Management - Touchstone Ultra Short Duration Fixed Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg U.S. Aggregate Bond Index. The Bloomberg US Treasury Bellwether 3 Month Index, Bloomberg US Treasury Bellwether 1 Year Index, ICE BofA 3-Month U.S. Treasury Bill Index and ICE BofA 1-Year U.S. Treasury Note Index show how the Fund’s performance compares against the returns of indexes with similar investment objectives.The bar chart does not reflect any sales charges, which would reduce your return.The performance table reflects any applicable sales charges.Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg U.S. Aggregate Bond Index. The Bloomberg US Treasury Bellwether 3 Month Index, Bloomberg US Treasury Bellwether 1 Year Index, ICE BofA 3-Month U.S. Treasury Bill Index and ICE BofA 1-Year U.S. Treasury Note Index show how the Fund’s performance compares against the returns of indexes with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any sales charges, which would reduce your return.
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2025
Performance Table Does Reflect Sales Loads	The performance table reflects any applicable sales charges.
Performance Table Market Index Changed	The Fund changed its additional indexes to the Bloomberg US Treasury Bellwether 3 Month Index and the Bloomberg US Treasury Bellwether 1 Year Index which have similar investment objectives to the Fund.
Performance Availability Website Address [Text]	TouchstoneInvestments.com
Performance Availability Phone [Text]	1.800.543.0407